Submission	Sep. 27, 2024
Submission [Line Items]
Central Index Key	0000020520
Registrant Name	Frontier Communications Parent, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES